Consolidated Statement of Changes in Stockholders' Equity (USD $)	Series Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Jul. 31, 2009	$ 0	$ 0	$ 20,000	$ 10,582,714	$ (10,757,905)	$ (155,191)
Balance (in shares) at Jul. 31, 2009	0	0	20,000,000
New shares issued as part of reverse merger	2,600		25,000	(23,076)		4,524
New shares issued as part of reverse merger (in shares)	2,600,000		25,000,000
Proceeds from raise of capital			1,250	498,750		500,000
Proceeds from raise of capital (in shares)			1,250,000
Expenses related to capital raise				(65,000)		(65,000)
Stock option expense				41,861		41,861
Common stock option exercised			5,500	49,500		55,000
Common stock option exercised (in shares)			5,500,000
Net income (loss)					48,881	48,881
Balance at Jul. 31, 2010	2,600	0	51,750	11,084,749	(10,709,024)	430,075
Balance (in shares) at Jul. 31, 2010	2,600,000	0	51,750,000
Stock option expense				15,469		15,469
Common stock option exercised		2,350		(2,350)		0
Common stock option exercised (in shares)		2,350,000
Investor relations expense			350	27,150		27,500
Investor relations expense (in shares)			350,000
Advisory board expense			321	22,179		22,500
Advisory board expense (in shares)			321,430
Annual 6% common stock dividend for Preferred B holders per Preferred B agreement			156		(156)	0
Annual 6% common stock dividend for Preferred B holders per Preferred B agreement (in shares)			156,015
Bonus to Kenneth Cheng for stock option exercise of Preferred A shares				23,500		23,500
Preferred A grant to John Hwang per merger agreement		7,050				7,050
Preferred A grant to John Hwang per merger agreement (in shares)		7,050,000
Net income (loss)					(187,400)	(187,400)
Balance at Jul. 31, 2011	$ 2,600	$ 9,400	$ 52,577	$ 11,170,697	$ (10,896,580)	$ 338,694
Balance (in shares) at Jul. 31, 2011	2,600,000	9,400,000	52,577,445